Restricted cash (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents, Current	$ 1,945	$ 1,974
Property Available for Operating Lease [Member]
Restricted Cash and Cash Equivalents, Current	239	235
Bank Guarantees For Sales Contracts With Various Hospitals And Health Authorities [Member]
Restricted Cash and Cash Equivalents, Current	$ 1,706	$ 1,739